Leases (Details) - Schedule of lease expense	12 Months Ended
Mar. 31, 2022 USD ($)
Schedule Of Lease Expense Abstract
Operating lease cost	$ 134,137
Weighted Average Remaining Lease Term (Months)
Operating leases	$ 10
Weighted Average Discount Rate
Operating leases	4.75%